Premises And Equipment (Rent Commitments) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Premises And Equipment [Abstract]
2017	$ 320
2018	321
2019	322
2020	324
2021	325
Thereafter	858
Total	$ 2,470